Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 14 - Financial Income (Expenses), Net

	Year ended December 31
	2017	2018	2019
	US$ thousands

Interest income	527	840	2,295
Discount on marketable securities, net	(217)	(32)	(144)
Exchange rate differences, net	(45)	208	(357)
Bank charges	(109)	(93)	(148)

	156	923	1,646